Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments, Owned, at Fair Value [Abstract]
Schedule of summary of the carrying amounts and fair values of financial instruments
A summary of the carrying amounts and fair values of the Company's financial instruments at December 31, 2021 and 2020 is as follows:

			December 31, 2021
			Fair Value Measurements
	December 31, 2021		Quoted Prices in Active Markets for Identical	Other Observable	Net Significant Unobservable
(in thousands)	Carrying amount	Fair value	Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)
Assets:
Cash and due from banks	$17,287	$17,287	$17,287	$—	$—
Federal funds sold and overnight interest-bearing deposits	142,622	142,622	142,622	—	—
Certificates of deposit in other banks	5,193	5,193	5,193	—	—
Available for sale securities	310,870	310,870	3,917	306,953	—
Other investment securities	5,408	5,408	60	5,348	—
Loans, net	1,285,230	1,308,539	—	—	1,308,539
Loans held for sale	2,249	2,249	—	2,249	—
Cash surrender value - life insurance	2,509	2,509	—	2,509	—
Interest rate lock commitments	312	312	—	—	312
Forward sale commitments	12	12	—	12	—
Accrued interest receivable	6,621	6,621	6,621	—	—
Total	$1,778,313	$1,801,622	$175,700	$317,071	$1,308,851
Liabilities:
Deposits:
Non-interest bearing demand	$453,066	$453,066	$453,066	$—	$—
Savings, interest checking and money market	818,358	818,358	818,358	—	—
Time deposits	245,396	246,025	—	—	246,025
Federal funds purchased and securities sold under agreements to repurchase	23,829	23,829	23,829	—	—
Federal Home Loan Bank advances and other borrowings	77,418	78,152	—	78,152	—
Subordinated notes	49,486	42,908	—	42,908	—
Interest rate lock commitments	26	26	—	—	26
Accrued interest payable	282	282	282	—	—
Total	$1,667,861	$1,662,646	$1,295,535	$121,060	$246,051

			December 31, 2020
			Fair Value Measurements
	December 31, 2020		Quoted Prices in Active Markets for Identical	Other Observable	Net Significant Unobservable
(in thousands)	Carrying amount	Fair value	Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)
Assets:
Cash and due from banks	$19,235	$19,235	$19,235	$—	$—
Federal funds sold and overnight interest-bearing deposits	161,128	161,128	161,128	—	—
Certificates of deposit in other banks	9,376	9,376	9,376	—	—
Available-for-sale securities	198,030	198,030	2,798	195,232	—
Other investment securities	6,353	6,353	32	6,321	—
Loans, net	1,268,854	1,288,677	—	—	1,288,677
Loans held for sale	5,099	5,279	—	5,279	—
Cash surrender value - life insurance	2,451	2,451	—	2,451	—
Accrued interest receivable	6,640	6,640	6,640	—	—
	$1,677,166	$1,697,169	$199,209	$209,283	$1,288,677
Liabilities:
Deposits:
Non-interest bearing demand	$382,492	$382,492	$382,492	$—	$—
Savings, interest checking and money market	723,808	723,808	723,808	—	—
Time deposits	277,306	279,569	—	—	279,569
Federal funds purchased and securities sold under agreements to repurchase	45,154	45,154	45,154	—	—
Federal Home Loan Bank advances and other borrowings	106,674	110,121	—	110,121	—
Subordinated notes	49,486	40,929	—	40,929	—
Accrued interest payable	837	837	837	—	—
	$1,585,757	$1,582,910	$1,152,291	$151,050	$279,569